Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2023

	Shares/ Principal	Fair Value
Common Stocks - 70.4%
Aerospace & Defense - 3.0%
General Dynamics Corp.	9,420	$2,149,738
Raytheon Technologies Corp.	42,316	4,144,006
		6,293,744
Air Freight & Logistics - 1.6%
United Parcel Service, Inc., Class B	17,542	3,402,973
Banks - 0.9%
JPMorgan Chase & Co.	15,314	1,995,567
Beverages - 1.4%
PepsiCo, Inc.	16,706	3,045,504
Biotechnology - 1.2%
AbbVie, Inc.	15,686	2,499,878
Building Products - 1.8%
Carlisle Cos., Inc.	6,591	1,490,028
Johnson Controls International PLC	39,615	2,385,615
		3,875,643
Capital Markets - 0.8%
Nasdaq, Inc.	32,669	1,786,014
Chemicals - 6.7%
Air Products and Chemicals, Inc.	14,111	4,052,820
Albemarle Corp.	8,669	1,916,196
Ecolab, Inc.	11,046	1,828,444
Linde PLC	15,675	5,571,522
Sherwin-Williams Co. (The)	3,992	897,282
		14,266,264
Commercial Services & Supplies - 1.2%
Cintas Corp.	5,657	2,617,381
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc. *	671	4
Consumer Staples Distribution & Retail - 2.5%
Target Corp.	18,416	3,050,242
Walmart, Inc.	15,500	2,285,475
		5,335,717
Electrical Equipment - 0.6%
nVent Electric PLC	29,360	1,260,718
Energy Equipment & Services - 0.1%
Weatherford International PLC *	1,897	112,587
Financial Services - 1.9%
Visa, Inc., Class A	17,450	3,934,277
Food Products - 1.9%
McCormick & Co., Inc.	25,803	2,147,068
Mondelez International, Inc., Class A	25,695	1,791,455
		3,938,523
Ground Transportation - 1.5%
JB Hunt Transport Services, Inc.	7,900	1,386,134
Norfolk Southern Corp.	8,240	1,746,880
		3,133,014
Health Care Equipment & Supplies - 6.8%
Abbott Laboratories	27,102	2,744,348
Becton Dickinson and Co.	14,387	3,561,358

	Shares/ Principal	Fair Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	30,700	$2,475,034
Stryker Corp.	20,142	5,749,937
		14,530,677
Health Care Providers & Services - 2.2%
CVS Health Corp.	7,611	565,573
UnitedHealth Group, Inc.	8,842	4,178,641
		4,744,214
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp.	11,327	3,167,142
Starbucks Corp.	8,800	916,344
		4,083,486
Household Products - 2.0%
Colgate-Palmolive Co.	21,903	1,646,010
Procter & Gamble Co. (The)	17,821	2,649,805
		4,295,815
Industrial Conglomerates - 1.6%
Honeywell International, Inc.	18,007	3,441,498
Insurance - 0.6%
Erie Indemnity Co., Class A	5,569	1,290,115
IT Services - 1.9%
Accenture PLC, Class A	13,871	3,964,470
Life Sciences Tools & Services - 1.8%
Danaher Corp.	2,360	594,814
West Pharmaceutical Services, Inc.	9,385	3,251,621
		3,846,435
Machinery - 1.5%
Donaldson Co., Inc.	14,758	964,288
Dover Corp.	15,136	2,299,764
		3,264,052
Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.	13,180	2,150,449
EOG Resources, Inc.	12,726	1,458,781
Exxon Mobil Corp.	12,870	1,411,324
		5,020,554
Pharmaceuticals - 1.8%
Johnson & Johnson	17,171	2,661,505
Pfizer, Inc.	29,701	1,211,801
		3,873,306
Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc.	24,637	4,858,909
Texas Instruments, Inc.	23,408	4,354,122
		9,213,031
Software - 9.2%
Microsoft Corp.	48,264	13,914,511
Roper Technologies, Inc.	12,905	5,687,105
		19,601,616
Specialty Retail - 2.6%
Lowe's Cos., Inc.	14,738	2,947,158

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value
Specialty Retail (continued)
Ross Stores, Inc.	23,482	$2,492,145
		5,439,303
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	2,900	478,210
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc., Class B	24,363	2,987,878
Trading Companies & Distributors - 1.1%
WW Grainger, Inc.	3,439	2,368,818
Total Common Stocks
(Cost - $67,344,721)		149,941,286
U.S. Treasury Securities and Agency Bonds - 7.8%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	$140,000	105,257
U.S. Treasury Bond
1.13%, 5/15/40	465,000	308,789
1.13%, 8/15/40	1,175,000	775,317
1.75%, 8/15/41	1,680,000	1,214,259
2.50%, 5/15/46††	915,000	724,351
2.25%, 8/15/46	795,000	598,082
2.75%, 8/15/47	150,000	124,266
2.75%, 11/15/47	319,000	264,459
3.13%, 5/15/48	100,000	88,945
3.00%, 8/15/48	330,000	287,113
2.88%, 5/15/49	100,000	85,242
1.25%, 5/15/50	1,020,000	590,126
2.38%, 5/15/51	275,000	210,214
1.88%, 11/15/51	405,000	274,498
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/26	610,649	597,100
U.S. Treasury Note
0.38%, 12/31/25	900,000	819,703
1.88%, 2/28/27	1,580,000	1,472,918
2.75%, 4/30/27	2,200,000	2,118,274
3.25%, 6/30/27	1,800,000	1,767,234
3.13%, 8/31/27	1,900,000	1,856,731
1.88%, 2/15/32	1,785,000	1,565,361
2.88%, 5/15/32	845,000	803,410
Total U.S. Treasury Securities and Agency Bonds
(Cost - $17,856,387)		16,651,649
Corporate Bonds and Notes - 6.6%
Aerospace & Defense - 0.1%
Boeing Co. (The)
5.15%, 5/1/30	150,000	150,981
3.65%, 3/1/47	100,000	72,435
		223,416
Agriculture - 0.1%
Altria Group, Inc., 3.40%, 5/6/30	$100,000	88,899

	Shares/ Principal	Fair Value
Agriculture (continued)
Imperial Brands Finance PLC, 4.25%, 7/21/25(a)	$200,000	$193,467
		282,366
Airlines - 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(a)	276,000	271,281
United Airlines 2020-1 Class B Pass-Through Trust, 4.88%, 1/15/26	36,175	34,728
		306,009
Banks - 2.1%
Banco de Chile, 2.99%, 12/9/31(a)	200,000	164,000
Banco Santander SA, 2.75%, 12/3/30	200,000	155,912
Bank of America Corp.
3.86%, (3 Month US Libor + 0.94%), 7/23/24(b)	200,000	198,836
3.50%, 4/19/26	500,000	480,386
2.59%, (SOFR + 2.15%), 4/29/31(b)	100,000	84,593
BNP Paribas SA, 2.82%, (3 Month US Libor + 1.11%), 11/19/25(a),(b)	200,000	189,983
BPCE SA, 2.05%, (SOFR + 1.09%), 10/19/27(a),(b)	250,000	218,330
Citigroup, Inc.
4.04%, (3 Month US Libor + 1.02%), 6/1/24(b)	200,000	199,312
2.57%, (SOFR + 2.11%), 6/3/31(b)	100,000	84,321
3.06%, (SOFR + 1.35%), 1/25/33(b)	200,000	168,915
Deutsche Bank AG/New York NY, 5.37%, 9/9/27	150,000	146,844
Goldman Sachs Group, Inc. (The)
1.95%, (SOFR + 0.91%), 10/21/27(b)	50,000	44,565
1.99%, (SOFR + 1.09%), 1/27/32(b)	300,000	238,985
2.38%, (SOFR + 1.25%), 7/21/32(b)	200,000	162,123
HSBC Holdings PLC
0.98%, (SOFR + 0.71%), 5/24/25(b)	200,000	188,174
1.59%, (SOFR + 1.29%), 5/24/27(b)	200,000	176,121
JPMorgan Chase & Co., 4.49%, (3 Month Term SOFR + 3.79%), 3/24/31(b)	400,000	388,392
Mitsubishi UFJ Financial Group, Inc., 5.06%, (US 1 Year CMT T-Note + 1.55%), 9/12/25(b)	200,000	198,551
Morgan Stanley, 2.24%, (SOFR + 1.18%), 7/21/32(b)	500,000	400,959
Nordea Bank Abp, 4.75%, 9/22/25(a)	200,000	198,898
Societe Generale SA, 1.79%, (US 1 Year CMT T-Note + 1.00%), 6/9/27(a),(b)	200,000	173,257
US Bancorp, 5.73%, (SOFR + 1.43%), 10/21/26(b)	100,000	100,363

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value
Banks (continued)
Wells Fargo & Co., 4.54%, (SOFR + 1.56%), 8/15/26(b)	$100,000	$98,096
		4,459,916
Beverages - 0.1%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	100,000	99,476
Biotechnology - 0.2%
Amgen, Inc., 5.25%, 3/2/33	100,000	102,669
Biogen, Inc., 2.25%, 5/1/30	100,000	84,146
Royalty Pharma PLC, 2.15%, 9/2/31	300,000	236,994
		423,809
Computers - 0.0%†
Apple, Inc., 2.65%, 5/11/50	100,000	70,198
Cosmetics & Personal Care - 0.1%
Kenvue, Inc., 5.05%, 3/22/28(a)	150,000	154,829
Diversified Finanancial Services - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	150,000	121,707
Electric - 0.9%
Colbun SA, 3.15%, 3/6/30(a)	200,000	169,961
Comision Federal de Electricidad, 3.35%, 2/9/31(a)	200,000	158,205
Dominion Energy, Inc., 3.38%, 4/1/30	100,000	90,503
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	108,458
Duke Energy Corp., 3.75%, 9/1/46	100,000	77,395
Duke Energy Ohio, Inc., 5.25%, 4/1/33	50,000	51,409
EDP Finance BV, 1.71%, 1/24/28(a)	200,000	169,711
Enel Finance International NV, 3.50%, 4/6/28(a)	200,000	183,493
Exelon Corp., 4.05%, 4/15/30	200,000	189,907
Korea Electric Power Corp., 5.38%, 4/6/26(a)	200,000	202,571
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	50,000	50,839
PacifiCorp, 6.10%, 8/1/36	100,000	108,036
Southern Co. (The), 3.70%, 4/30/30	50,000	46,557
Talen Energy Supply LLC, 7.25%, 5/15/27(a)	100,000	102,500
Vistra Operations Co. LLC, 4.30%, 7/15/29(a)	300,000	266,977
		1,976,522
Food - 0.2%
General Mills, Inc., 5.24%, 11/18/25	50,000	50,142
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
2.50%, 1/15/27(a)	200,000	177,600

	Shares/ Principal	Fair Value
Food (continued)
3.63%, 1/15/32(a)	$200,000	$165,794
		393,536
Healthcare-Products - 0.2%
GE HealthCare Technologies, Inc., 5.60%, 11/15/25(a)	100,000	101,144
PerkinElmer, Inc., 2.25%, 9/15/31	200,000	160,201
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	100,000	83,646
		344,991
Healthcare-Services - 0.3%
Centene Corp., 3.00%, 10/15/30	100,000	84,167
DaVita, Inc., 4.63%, 6/1/30(a)	100,000	85,359
Elevance Health, Inc., 4.65%, 1/15/43	100,000	93,320
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	104,062
Quest Diagnostics, Inc., 2.80%, 6/30/31	245,000	214,083
		580,991
Insurance - 0.3%
AIA Group Ltd., 4.95%, 4/4/33(a)	200,000	201,139
Arch Capital Group Ltd., 3.64%, 6/30/50	200,000	148,734
Arthur J Gallagher & Co., 3.05%, 3/9/52	200,000	129,290
Metropolitan Life Global Funding I, 4.30%, 8/25/29(a)	150,000	145,596
		624,759
Lodging - 0.1%
Las Vegas Sands Corp., 3.90%, 8/8/29	100,000	89,801
Studio City Finance Ltd., 5.00%, 1/15/29(a)	200,000	153,514
		243,315
Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.80%, 4/1/31	200,000	160,840
Fox Corp., 3.50%, 4/8/30	200,000	182,789
Time Warner Cable LLC, 6.75%, 6/15/39	100,000	98,378
		442,007
Miscellaneous Manufacturing - 0.1%
Eaton Corp., 4.15%, 3/15/33	100,000	96,459
Multi-National - 0.2%
African Export-Import Bank (The), 3.99%, 9/21/29(a)	200,000	168,128
Banque Ouest Africaine de Developpement, 5.00%, 7/27/27(a)	200,000	184,260
		352,388
Oil & Gas - 0.2%
Aker BP ASA, 4.00%, 1/15/31(a)	200,000	181,499

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value
Oil & Gas (continued)
Harvest Operations Corp., 4.20%, 6/1/23(a)	$100,000	$99,892
Petroleos Mexicanos, 6.63%, 6/15/35	80,000	58,353
Phillips 66, 2.15%, 12/15/30	100,000	82,460
		422,204
Oil & Gas Services - 0.0%†
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 4.49%, 5/1/30	50,000	48,879
Packaging & Containers - 0.0%†
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	41,913
Pharmaceuticals - 0.1%
Bayer US Finance II LLC, 4.38%, 12/15/28(a)	100,000	96,603
CVS Health Corp., 4.78%, 3/25/38	100,000	95,229
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/9/29	100,000	90,540
		282,372
Pipelines - 0.3%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(a)	100,000	95,199
Energy Transfer LP
4.75%, 1/15/26	100,000	98,683
4.95%, 5/15/28	100,000	98,484
Enterprise Products Operating LLC, 3.13%, 7/31/29	100,000	91,287
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	200,000	198,873
TransCanada PipeLines Ltd., 4.25%, 5/15/28	100,000	96,924
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	45,259
		724,709
REITS - 0.3%
Healthcare Realty Holdings LP, 2.00%, 3/15/31	300,000	234,239
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	100,000	66,599
National Retail Properties, Inc., 4.30%, 10/15/28	200,000	188,230
Simon Property Group LP, 3.25%, 9/13/49	200,000	135,625
		624,693
Retail - 0.1%
Target Corp., 2.95%, 1/15/52	200,000	143,987
Software - 0.1%
Fiserv, Inc., 2.65%, 6/1/30	150,000	128,979

	Shares/ Principal		Fair Value
Telecommunications - 0.1%
T-Mobile USA, Inc.
3.88%, 4/15/30	$200,000		$187,553
3.30%, 2/15/51	100,000		70,717
			258,270
Transportation - 0.0%†
CSX Corp., 4.10%, 3/15/44	100,000		86,728
Total Corporate Bonds and Notes
(Cost - $15,416,960)			13,959,428
Agency Mortgage Backed Securities - 5.3%
Federal Home Loan Mortgage Corporation - 1.5%
Freddie Mac Pool
2.50%, 10/1/51	574,349		495,446
2.00%, 3/1/52	687,872		567,991
2.00%, 4/1/52	1,526,163		1,260,147
2.50%, 5/1/52	957,333		824,502
			3,148,086
Federal National Mortgage Association - 3.8%
Fannie Mae or Freddie Mac
5.00%, 4/1/53(c)	1,124,000		1,120,312
5.50%, 4/1/53(c)	2,235,000		2,256,651
Fannie Mae Pool, 3.00%, 11/1/48	239,768		218,508
Freddie Mac Pool
2.00%, 1/1/52	615,204		507,989
4.00%, 8/1/52	768,701		734,341
4.50%, 8/1/52	2,725,212		2,669,094
Ginnie Mae II Pool
2.00%, 7/20/52	313,003		265,995
2.50%, 7/20/52	307,438		270,260
			8,043,150
Total Agency Mortgage Backed Securities
(Cost - $11,361,249)			11,191,236
Asset Backed and Commercial Backed Securities - 3.7%
Adagio CLO VIII DAC, 3.94%, (3 Month EUR Libor + 1.65%), 4/15/32 (a),(b)	EUR	250,000	255,442
Antares CLO 2018-1 Ltd., 6.46%, (3 Month US Libor + 1.65%), 4/20/31 (a),(b)	250,000		237,390
BlueMountain Fuji Eur CLO V DAC, 3.84%, (3 Month EUR Libor + 1.55%), 1/15/33 (a),(b)	EUR	250,000	254,177
BRAVO Residential Funding Trust 2019-1, 3.50%, 3/25/58 (a)	14,990		14,698
BRAVO Residential Funding Trust 2019-NQM2, 3.50%, 10/25/44 (a),(d)	58,872		55,516

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
BX 2021-LBA3 Mortgage Trust, 5.58%, (1 Month US Libor + 0.90%), 10/15/36 (a),(b)	$130,000	$122,644
BX Commercial Mortgage Trust 2021-VOLT, 5.63%, (1 Month US Libor + 0.95%), 9/15/36 (a),(b)	130,000	123,356
BX Trust 2022-IND, 6.32%, (1 Month Term SOFR + 1.49%), 4/15/37 (a),(b)	205,389	200,133
Carlyle GMS Finance MM CLO 2015-1 LLC, 6.99%, (3 Month US Libor + 2.20%), 10/15/31 (a),(b)	250,000	233,694
CIFC Funding 2022-II Ltd., 5.95%, (3 Month Term SOFR + 1.32%), 4/19/35 (a),(b)	310,000	304,584
CIM Trust 2018-INV1, 4.00%, 8/25/48 (a),(d)	19,835	19,088
CIM Trust 2019-INV1, 4.00%, 2/25/49 (a),(d)	13,248	12,845
COLT 2022-4 Mortgage Loan Trust, 4.30%, 3/25/67 (a),(d)	91,132	90,454
Dryden 97 CLO Ltd., 5.94%, (3 Month Term SOFR + 1.30%), 4/20/35 (a),(b)	250,000	242,965
Eleven Madison Trust 2015-11MD Mortgage Trust, 3.55%, 9/10/35 (a),(d)	250,000	231,446
Ellington CLO III Ltd., 6.46%, (3 Month US Libor + 1.65%), 7/20/30 (a),(b)	231,619	230,200
Fannie Mae Connecticut Avenue Securities
10.10%, (1 Month US Libor + 5.25%), 10/25/23(b)	46,681	47,647
9.25%, (1 Month US Libor + 4.40%), 1/25/24(b)	75,273	76,574
7.45%, (1 Month US Libor + 2.60%), 5/25/24(b)	59,889	60,562
7.75%, (1 Month US Libor + 2.90%), 7/25/24(b)	40,184	40,759
9.75%, (1 Month US Libor + 4.90%), 11/25/24(b)	89,059	92,476
10.15%, (1 Month US Libor + 5.30%), 10/25/28(b)	164,473	173,759
FirstKey Homes 2020-SFR2 Trust, 1.27%, 10/19/37 (a)	148,123	134,024
Freddie Mac STACR REMIC Trust 2022-DNA3, 6.56%, (SOFR + 2.00%), 4/25/42 (a),(b)	87,679	87,293

	Shares/ Principal		Fair Value
Asset Backed and Commercial Backed Securities (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
9.55%, (1 Month US Libor + 4.70%), 4/25/28(b)	$90,997		$95,264
10.00%, (1 Month US Libor + 5.15%), 11/25/28(b)	100,131		106,056
Holland Park CLO DAC, 3.54%, (3 Month EUR Libor + 0.92%), 11/14/32 (a),(b)	EUR	500,000	524,317
Home Partners of America 2021-3 Trust, 2.65%, 1/17/41 (a)	74,414		64,765
Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (a)	203,332		182,428
JP Morgan Mortgage Trust, 2.50%, 6/25/52 (a),(d)	103,521		90,306
JP Morgan Mortgage Trust 2021-13, 2.50%, 4/25/52 (a),(d)	214,614		187,217
JP Morgan Mortgage Trust 2021-14, 2.50%, 5/25/52 (a),(d)	161,540		140,918
Madison Park Euro Funding VIII DAC, 3.11%, (3 Month EUR Libor + 0.82%), 4/15/32 (a),(b)	600,000		631,545
Mill City Mortgage Loan Trust 2018-4, 3.49%, 4/25/66 (a),(d)	90,584		86,276
Neuberger Berman Loan Advisers CLO 27 Ltd., 5.89%, (3 Month US Libor + 1.10%), 1/15/30 (a),(b)	649,000		639,420
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (a)	260,000		224,004
OBX 2021-J3 Trust, 2.50%, 10/25/51 (a),(d)	81,522		71,115
Octagon Investment Partners 35 Ltd., 5.91%, (3 Month US Libor + 1.10%), 1/20/31 (a),(b)	500,000		487,550
Provident Funding Mortgage Trust 2019-1, 3.00%, 12/25/49 (a),(d)	24,238		19,606
Provident Funding Mortgage Trust 2021-J1, 2.50%, 10/25/51 (a),(d)	146,402		125,808
PSMC 2021-3 Trust, 2.50%, 8/25/51 (a),(d)	272,753		227,082
Strata CLO I Ltd., 6.99%, (3 Month US Libor + 2.20%), 1/15/31 (a),(b)	200,000		197,036
TICP CLO VI Ltd., 5.91%, (3 Month US Libor + 1.12%), 1/15/34 (a),(b)	300,000		293,589
Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(d)	12,222		12,007
Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(d)	16,071		15,809

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Towd Point Mortgage Trust 2017-3, 2.75%, 7/25/57 (a),(d)	$20,783	$20,159
Total Asset Backed and Commercial Backed Securities
(Cost - $8,255,882)		7,784,003
Mutual Funds - 0.7%
Debt Funds - 0.7%
Franklin Floating Rate Daily Access Fund (Cost - $1,495,000)	198,803	1,491,024
Municipal Bonds - 0.6%
California Health Facilities Financing Authority, 2.93%, 6/1/32	45,000	38,889
City of Austin TX Electric Utility Revenue, 6.26%, 11/15/32	140,000	151,781
City of Salt Lake City UT Sales and Excise Tax Revenue, 3.10%, 4/1/38	40,000	32,612
Golden State Tobacco Securitization Corp., 3.85%, 6/1/50	305,000	275,393
Greenville City School District, 3.54%, 1/1/51	110,000	85,266
Massachusetts School Building Authority, 3.40%, 10/15/40	85,000	71,317
Regents of The University of California Medical Center Pooled Revenue, 4.56%, 5/15/53	100,000	91,693
San Bernardino Community College District
2.69%, 8/1/41	250,000	184,608
2.86%, 8/1/49	150,000	101,153
San Jose Redevelopment Agency Successor Agency, 3.23%, 8/1/27	90,000	85,740
Texas State University System, 2.94%, 3/15/33	35,000	30,805
Total Municipal Bonds
(Cost - $1,370,016)		1,149,257

Sovereign Debts - 0.2%
Colombia Government International Bond, 5.00%, 6/15/45	200,000	139,424
Panama Government International Bond, 3.75%, 4/17/26 (a)	70,000	66,097
Peruvian Government International Bond, 2.78%, 1/23/31	200,000	170,738
Romanian Government International Bond, 6.13%, 1/22/44 (a)	130,000	124,054
Total Sovereign Debts
(Cost - $654,934)		500,313
Term Loans - 0.0%†
Cloudera, Inc., 10.91%, (1 Month US Libor + 6.10%), 10/8/29 (b)	1,860	1,640

	Shares/ Principal	Fair Value
Term Loans (continued)
CSC Holdings LLC, 9.33%, 1/17/28	$35,895	$33,338
Osmosis Buyer Ltd., 8.48%, 7/31/28	19	18
Total Term Loans
(Cost - $37,700)		34,996
Preferred Stocks - 0.0%†
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc., 0.00% (Cost - $2,145)*	1,589	8
Short-Term Investments - 5.7%
Money Market Funds - 5.7%
Dreyfus Government Cash Management, 4.71%(e)	5,363,796	5,363,796
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.72%(e)	6,867,675	6,867,675
Total Short-Term Investments (Cost - $12,231,471)		12,231,471
Total Investments - 101.0%
(Cost - $136,026,465)		$214,934,671
Other Assets Less Liabilities - Net (1.0)%		(2,035,826)
Total Net Assets - 100.0%		$212,898,845

*	Non-income producing security.
†	Represents less than 0.05%.
††	A portion of this investment is held as collateral for derivative investments.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2023, these securities amounted to $11,954,247 or 5.6% of net assets.
(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(e)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
EUR	-	EURO
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	4	6/21/2023	$459,688	$15,250
U.S. 2 Year Note Future	J. P. Morgan Securities LLC	19	6/30/2023	3,922,609	27,246
U.S. 5 Year Note Future	J. P. Morgan Securities LLC	2	6/30/2023	219,016	(2,172)

					40,324
Short Futures Contracts
Fed Fund 30 Day Future	J. P. Morgan Securities LLC	18	12/29/2023	7,169,824	9,678
MSCI EAFE Future	Goldman Sachs & Co.	31	6/16/2023	3,249,575	(157,730)
S&P 500 E-Mini Future	Goldman Sachs & Co.	96	6/16/2023	19,861,200	(1,027,777)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	8	6/16/2023	2,023,760	(62,735)

					(1,238,564)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(1,198,240)

Interest Rate Swaps

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	At Maturity	SOFR	1.924%	08/12/27	500,000	$36,347	$41	$36,306
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$36,347	$41	$36,306

† Unless otherwise indicated, notional amount is shown in USD.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Citibank NA	MCDX.NA.31	Quarterly	Buy	1.00%	–	NR	12/20/23	$1,050,000	$4,226	$1,533	$2,693
Citibank NA	Carnival Corp.	Quarterly	Buy	1.00%	–	B-	06/20/27	$200,000	$(53,618)	$(30,598)	$(23,020)
Citibank NA	CDX.EM.38	Quarterly	Sell	–	1.00%	NR	12/20/27	285,000	14,079	21,491	(7,412)
Citibank NA	CDX.NA.IG.40	Quarterly	Buy	–	1.00%	NR	06/20/28	400,000	4,512	3,608	904
Citibank NA	CDX.NA.HY.40	Quarterly	Sell	–	5.00%	NR	06/20/28	1,015,000	(16,817)	121	(16,938)
Citibank NA	CDX.NA.HY.40	Quarterly	Sell	–	5.00%	NR	06/20/28	450,000	(7,508)	(6,330)	(1,178)
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON CREDIT DEFAULT SWAPS									$(55,126)	$(10,175)	$(44,951)

*	Credit ratings for the underlying securities in the index are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used. If all three agencies are unrated, a credit rating is assigned using an internal credit analyst rating.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

NR	-	Not Rated

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
04/11/23	JP Morgan Chase Bank	17,000,000	JPY	129,247	USD	$(1,299)
04/11/23	JP Morgan Chase Bank	53,004	USD	50,000	EUR	(1,352)
05/30/23	JP Morgan Chase Bank	1,746,496	USD	1,638,118	EUR	(39,513)
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(42,164)

EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar